Allowance for impairment losses	6 Months Ended
Jun. 30, 2019
Allowance for impairment losses.
Allowance for impairment losses

9.        Allowance for impairment losses

Half-year to 30 June 2019

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2019	519	992	1,434	78	3,023
Exchange and other adjustments	2	(84)	323	195	436

Transfers to Stage 1	329	(323)	(6)	—	—
Transfers to Stage 2	(50)	86	(36)	—	—
Transfers to Stage 3	(7)	(35)	42	—	—
Impact of transfers between stages	(280)	373	276	—	369
	(8)	101	276	—	369
Other items charged to the income statement	101	(57)	316	(120)	240
Charge to the income statement (note 5)	93	44	592	(120)	609
Advances written off	—	—	(1,068)	—	(1,068)
Recoveries of advances written off in previous years	—	—	200	28	228
Discount unwind	—	—	(27)	—	(27)
At 30 June 2019	614	952	1,454	181	3,201

In respect of undrawn balances
At 1 January 2019	121	63	6	—	190
Exchange and other adjustments	—	—	—	—	—
Transfers to Stage 1	17	(17)	—	—	—
Transfers to Stage 2	(5)	5	—	—	—
Transfers to Stage 3	—	(2)	2	—	—
Impact of transfers between stages	(14)	25	(1)	—	10
	(2)	11	1	—	10
Other items charged to the income statement	(33)	5	(2)	—	(30)
Charge to the income statement	(35)	16	(1)	—	(20)
At 30 June 2019	86	79	5	—	170
Total allowance for impairment losses	700	1,031	1,459	181	3,371

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	613	952	1,453	181	3,199
Debt securities	—	—	1	—	1
Other assets	—	—	—	—	—
Drawn balances	614	952	1,454	181	3,201
Provisions in relation to loan commitments and financial guarantees	86	79	5	—	170
Total allowance for impairment losses	700	1,031	1,459	181	3,371
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	—	—	—	1

Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.

Year ended 31 December 2018

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2018	590	1,147	1,455	32	3,224
Exchange and other adjustments	1	—	118	—	119

Transfers to Stage 1	304	(299)	(5)	—	—
Transfers to Stage 2	(46)	85	(39)	—	—
Transfers to Stage 3	(32)	(131)	163	—	—
Impact of transfers between stages	(231)	368	324	—	461
	(5)	23	443	—	461
Other items charged to the income statement	(59)	(76)	686	—	551
Charge to the income statement (note 9)	(64)	(53)	1,129	—	1,012
Advances written off	—	—	(1,579)	—	(1,579)
Disposal of businesses	(8)	(102)	(183)	—	(293)
Recoveries of advances written off in previous years	—	—	552	27	579
Discount unwind	—	—	(58)	19	(39)
At 31 December 2018	519	992	1,434	78	3,023

In respect of undrawn balances
At 1 January 2018	147	126	—	—	273
Exchange and other adjustments	(6)	(15)	10	—	(11)

Transfers to Stage 1	28	(28)	—	—	—
Transfers to Stage 2	(6)	6	—	—	—
Transfers to Stage 3	(2)	(5)	7	—	—
Impact of transfers between stages	(25)	22	(5)	—	(8)
	(5)	(5)	2	—	(8)
Other items charged to the income statement	(15)	(43)	(6)	—	(64)
Charge to the income statement	(20)	(48)	(4)	—	(72)
At 31 December 2018	121	63	6	—	190
Total allowance for impairment losses	640	1,055	1,440	78	3,213

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	518	992	1,432	78	3,020
Debt securities	—	—	2	—	2
Other assets	—	—	—	—	—
Drawn balances	519	992	1,434	78	3,023
Provisions in relation to loan commitments and financial guarantees	121	63	6	—	190
Total allowance for impairment losses	640	1,055	1,440	78	3,213
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	—	—	—	1

The Group’s income statement charge comprises:

	Half-year	Year ended
	to 30 June	31 Dec
	2019	2018
	£m	£m

Drawn balances	609	1,012
Undrawn balances	(20)	(72)
Financial assets at fair value through other comprehensive income	—	(14)
Total	589	926

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 30 June 2019, with the exception of those held within Purchased or originated credit-impaired, which are not transferable. As assets are transferred between stages, the resulting change in expected credit loss of £369 million for drawn balances, and £10 million for undrawn balances, is presented separately, in the stage in which the allowance is recognised at the end of the reporting period.

Net increase and decrease in balances comprise the movements in the expected credit loss as a result of new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before write-off. Consequently, recoveries on assets previously written-off will also occur in Stage 3 only.